Description of Business and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of computation of diluted net loss per share of common stock attributable to common stockholders
	Three months ended		Nine months ended
	September		September
	2018	2017	2018	2017
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Stock-based awards	500,000	-	4,600,000	-
Warrants	617,462	-	3,132,796	103,334
Secured convertible promissory notes	402,000	-	1,602,000	-
Preferred Series A	-	-	100,000	-